Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares par value (in Dollars per share)
Common stock, shares Authorized	5,000,000,000	5,000,000,000
Common stock, shares Issued	349,603,759	251,756,047
Common stock, shares outstanding	349,603,759	251,756,047